UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054
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CREDIT SUISSE OPPORTUNITY FUNDS
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)           (Zip Code)

J. Kevin Gao, Esq.

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York  10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2005 to October 31, 2006

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2006

■  CREDIT SUISSE
HIGH INCOME FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of October 31, 2006; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse High Income Fund

Annual Investment Adviser's Report

October 31, 2006 (unaudited)

December 11, 2006

Dear Shareholder:

Performance Summary

11/1/05 – 10/31/06

Fund & Benchmark	Performance
Common[1]	9.77%
Class A1,2	9.46%
Class B1,2	8.72%
Class C1,2	8.72%
Merrill Lynch US High-Yield Master II Constrained Index[3]	9.76%
Citigroup High-Yield Market Index (CHYMI)[4]	9.95%

Performance for the Fund's Class A, Class B and Class C shares is without the maximum sales charge of 4.75%, 4.00% and 1.00% respectively.2

Market Overview: Strong performance based on strong fundamentals

The high yield market experienced positive returns for the 12 months ended October 31, 2006, with the Merrill Lynch US High-Yield Master II Constrained Index (the Fund's benchmark) posting a gain of 9.76% and the Citigroup High-Yield Market Index gaining 9.95%. Lower rated securities outperformed the broader market with returns of 15.5%, while the more interest rate-sensitive BB-rated securities underperformed the broader market, returning 7.45%. The average yield spread between high yield bonds and Treasury securities tightened 33 basis points, ending the period at approximately 353 basis points. A solid economic backdrop, strong credit fundamentals and growing demand for yield all contributed to the market's positive performance.

All sectors within the Merrill Lynch US High-Yield Master II Constrained Index posted positive returns with airlines, fixed telecommunications and autos outperforming the broad high yield market. Interest rate-sensitive sectors (such as energy and utilities) underperformed the market as did healthcare and building and construction.

Both default rates and the distressed ratio (a leading indicator for future default rates), continue to be near 10-year lows, at 1.46% and 2.9%, respectively, as of October 31, 2006. Moreover, though Moody's expects defaults to rise toward 2.6% by September of 2007, that number is well below its historical average.

The technical environment has been positive for most of the year, although it was strained in the second quarter as several large new issues were priced in the high yield market. As these deals were digested, market technicals stabilized and the new issue calendar remained orderly — with cash from coupon and bond redemptions continuing to outpace supply.

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Strategic Review and Outlook: Expecting slower growth while remaining constructive

The Fund's Class A shares returned 9.46% for the period ended October 31, 2006 — in-line with the Merrill Lynch US High-Yield Master II Constrained Index and the Citigroup High-Yield Market Index. Overweights to the B-rated and CCC-rated issuers helped performance, as BB-rated bonds lagged the broader market. In addition, strong security selection in auto parts, gaming, cable, packaging, broadcast and electric-integrated sectors contributed to performance, as did a relative overweight to the theater sector. However, relative underweights to airlines and automotive detracted from performance, as did security selection in the health services and electronics sectors.

At the sector level, we remain positive on corporate spending and the commercial cycle broadly. Additionally, we maintain an overweight in the cable sector as we expect product bundling will continue to support subscriber and margin growth.

While we remain positive on the high yield market, we also feel that the best of the credit cycle does appear to be behind us. Corporate balance sheets are strong, but we expect growth to be slower in the year ahead. Consequently, we have continued to use periods of market strength as an opportunity to exit what we view as riskier, less liquid securities and have selectively added BB exposure as the Fed approaches the end of its tightening cycle.

The Credit Suisse High Yield Management Team

Martha Metcalf

Wing Chan

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the Credit Suisse High Income Fund1 Common Class shares, Merrill Lynch US High Yield Master II Constrained Index3 and the Citigroup High-Yield Market Index4 from Inception (08/01/00).

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse High Income Fund1 Class A shares2 and Class B shares2, Merrill Lynch US High Yield Master II Constrained Index3,5 and the
Citigroup High-Yield Market Index4,5 from Inception (03/08/99).

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Comparison of Change in Value of $10,000 Investment in the Credit Suisse High Income Fund1 Class C shares2, Merrill Lynch US High Yield Master II Constrained Index3,6 and the Citigroup High-Yield Market Index4,6 from Inception (02/28/00).

Average Annual Returns as of September 30, 20061

	1 Year	5 Years	Since Inception
Common Class	7.46%	10.15%	7.15%
Class A Without Sales Charge	7.04%	9.98%	6.42%
Class A With Maximum Sales Charge	1.99%	8.90%	5.74%
Class B Without CDSC	6.31%	9.15%	5.58%
Class B With CDSC	2.46%	9.15%	5.58%
Class C Without CDSC	6.31%	9.15%	5.78%
Class C With CDSC	5.35%	9.15%	5.78%

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Average Annual Returns as of October 31, 20061

	1 Year	5 Years	Since Inception
Common Class	9.77%	9.68%	7.32%
Class A Without Sales Charge	9.46%	9.50%	6.56%
Class A With Maximum Sales Charge	4.23%	8.44%	5.88%
Class B Without CDSC	8.72%	8.68%	5.72%
Class B With CDSC	4.78%	8.68%	5.72%
Class C Without CDSC	8.72%	8.71%	5.94%
Class C With CDSC	7.74%	8.71%	5.94%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was 4.23%. Total return for the Fund's Class B shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 4.78%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 7.74%.

3  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index. In order to ensure that the index the Fund is benchmarked against is best aligned with the Fund's emphasis on divesification and risk management, effective February 28, 2006, this index replaced the Citigroup High-Yield Market Index, a broad-based, unmanaged index of high-yield securities that is compiled by Citigroup Global Markets Inc.

4  The Citigroup High-Yield Market Index is a broad-based, unmanaged index of high yield securities that is compiled by Citigroup Global Markets Inc. It does not reflect the impact of taxes. Investors cannot invest directly in an index.

5  Performance for the benchmark is not available for the period beginning March 8, 1999. For that reason, performance is shown for the period beginning March 1, 1999.

6  Performance for the benchmark is not available for the period beginning February 28, 2000. For that reason, performance is shown for the period beginning March 1, 2000.

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended October 31, 2006.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Expenses and Value of a $1,000 Investment
for the six month period ended October 31, 2006

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,042.10	$1,039.40	$1,035.50	$1,035.50
Expenses Paid per $1,000*	$4.38	$5.65	$9.49	$9.49
Hypothetical 5% Fund Return
Beginning Account Value 5/1/06	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/06	$1,020.92	$1,019.66	$1,015.88	$1,015.88
Expenses Paid per $1,000*	$4.33	$5.60	$9.40	$9.40
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	0.85%	1.10%	1.85%	1.85%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 365.

The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse High Income Fund

Annual Investment Adviser's Report (continued)

October 31, 2006 (unaudited)

Credit Quality Breakdown*
Ratings S&P
BBB	0.9%
BB	20.9%
B	51.2%
CCC	24.6%
CC	0.3%
D	0.4%
NR	1.7%
Total	100.0%

*  Expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

Credit Suisse High Income Fund

Schedule of Investments

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (88.9%)
Aerospace & Defense (1.6%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)	(B, B3)	02/01/18	7.625	$102,750
300	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	301,500
400	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	407,000
625	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	607,812
425	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	438,813
					1,857,875
Agriculture (0.2%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	264,375
Auto Loans (3.9%)
1,050	Ford Motor Credit Co., Global Notes§	(B, B1)	10/01/13	7.000	977,403
1,500	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	1,472,235
1,450	General Motors Acceptance Corp., Global Notes	(BB, Ba1)	05/15/09	5.625	1,422,673
675	General Motors Acceptance Corp., Global Notes§	(BB, Ba1)	12/01/14	6.750	670,248
					4,542,559
Automobile Parts & Equipment (1.7%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B1)	12/01/11	9.000	358,750
600	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B-, B2)	07/01/15	9.000	609,750
275	Insurance Auto Auctions, Inc., Global Company Guaranteed Notes (Callable 04/01/09 @ $105.50)	(CCC+, Caa1)	04/01/13	11.000	277,750
125	Lear Corp., Series B, Company Guaranteed Notes§	(B-, B3)	05/15/09	8.110	127,344
300	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	307,500
95	TRW Automotive, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $105.50)	(BB-, B1)	02/15/13	11.000	104,737
225	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	216,000
					2,001,831

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Automotive (1.0%)
$595	Ford Motor Co., Global Notes§	(B, B3)	07/16/31	7.450	$469,306
375	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	335,625
450	General Motors Corp., Global Senior Notes	(B-, Caa1)	07/15/13	7.125	405,000
					1,209,931
Beverages (0.3%)
350	Constellation Brands, Inc., Company Guaranteed Notes	(BB, Ba2)	09/01/16	7.250	357,438
Brokerage (0.4%)
400	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(BB-, Ba2)	12/01/15	7.875	425,000
Building & Construction (1.4%)
275	Ashton Woods USA/Finance, Global Senior Subordinated Notes (Callable 10/01/10 @ $104.75)	(B-, B3)	10/01/15	9.500	237,188
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/07 @ $104.19)	(BB, Ba1)	04/15/12	8.375	282,562
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(BB, Ba1)	01/15/16	6.250	320,250
300	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	283,259
125	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡§	(B-, B2)	04/01/11	8.250	118,750
125	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)§	(B+, B1)	03/15/15	6.625	102,500
50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)§	(B, B3)	12/15/12	7.625	41,750
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)§	(B, B3)	02/15/14	7.500	226,875
					1,613,134
Building Materials (1.5%)
350	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B-, B3)	10/01/12	9.875	357,000
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	144,750
275	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	283,250
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)§	(CCC+, B3)	09/01/14	8.500	312,000
375	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	315,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Building Materials
$275	RMCC Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 11/01/08 @ $104.75)‡	(CCC+, B2)	11/01/12	9.500	$286,000
					1,698,000
Chemicals (4.2%)
225	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba1)	06/01/16	6.875	221,063
538	Crystal US Holdings, Global Senior Discount Notes (Callable 10/01/09 @ $105.25)+§	(B, B3)	10/01/14	0.000	454,610
500	IMC Global, Inc., Global Senior Notes (Callable 08/01/08 @ $105.44)§	(BB, Ba3)	08/01/13	10.875	571,875
250	IMC Global, Inc., Series B, Global Company Guaranteed Notes (Callable 06/01/07 @ $103.75)	(BB, Ba3)	06/01/11	11.250	265,312
500	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	382,500
975	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)	(BB, Ba2)	06/01/13	10.500	1,077,375
325	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	333,937
575	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+	(B-, B3)	02/01/14	0.000	468,625
450	PolyOne Corp., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.31)	(B+, B2)	05/15/10	10.625	484,875
25	PolyOne Corp., Senior Notes§	(B+, B2)	05/01/12	8.875	25,500
175	PQ Corp., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B-, B3)	02/15/13	7.500	168,438
307	Terra Capital, Inc., Global Secured Notes (Callable 06/01/07 @ $105.75)	(B-, B2)	06/01/10	11.500	334,630
					4,788,740
Computer Hardware (0.2%)
300	Activant Solutions, Inc., Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.75)‡	(CCC+, Caa1)	05/01/16	9.500	280,500
Consumer Products (1.7%)
500	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	430,000
350	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	332,500
125	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)§	(CCC, Caa2)	02/01/12	8.000	114,063

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Consumer Products
$325	Jarden Corp., Global Company Guaranteed Notes (Callable 05/01/07 @ $104.88)§	(B-, B3)	05/01/12	9.750	$345,312
350	Playtex Products, Inc., Global Company Guaranteed Notes (Callable 06/01/07 @ $103.13)	(B-, Caa1)	06/01/11	9.375	365,750
400	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)	(B-, B3)	04/15/12	9.250	409,000
					1,996,625
Diversified Capital Goods (1.6%)
500	Amsted Industries, Inc., Rule 144A, Senior Notes (Callable 10/15/07 @ $105.12)‡	(B, Caa1)	10/15/11	10.250	540,000
250	Blount, Inc., Senior Subordinated Notes (Callable 08/01/08 @ $104.44)§	(B, B2)	08/01/12	8.875	251,250
300	RBS Global & Rexnord Corp., Rule 144A, Company Guaranteed Notes (Callable 08/01/10 @ $104.75)‡	(CCC+, B3)	08/01/14	9.500	312,000
350	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	344,750
400	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.94)	(CCC+, B3)	06/15/12	9.875	379,000
					1,827,000
Electric - Generation (3.5%)
500	AES Corp., Rule 144A, Secured Notes (Callable 05/15/08 @ $104.50)‡	(BB-, Ba3)	05/15/15	9.000	540,625
60	AES Corp., Senior Notes	(B, B1)	06/01/09	9.500	64,575
375	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	394,687
400	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#	(D, NR)	04/01/10	11.073	423,000
125	Dynegy Holdings, Inc., Senior Notes	(B-, B2)	04/01/11	6.875	123,750
550	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	567,875
475	Edison Mission Energy, Senior Notes	(BB-, B1)	06/15/09	7.730	496,375
480	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB-, Ba2)	01/02/16	8.560	518,711
375	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B-, B1)	02/01/14	7.250	380,156
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B-, B1)	02/01/16	7.375	202,750
325	Reliant Energy, Inc., Global Secured Notes (Callable 07/15/08 @ $104.75)	(B, B2)	07/15/13	9.500	342,063
					4,054,567

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Electric - Integrated (1.1%)
$100	Allegheny Energy Supply Company LLC, Global Notes	(BB-, Ba3)	03/15/11	7.800	$106,750
350	CMS Energy Corp., Global Senior Notes	(B+, Ba3)	08/01/10	7.750	369,250
475	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	482,719
225	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B, B1)	03/15/14	8.625	244,951
75	Sierra Pacific Resources, Global Senior Notes (Callable 08/15/10 @ $103.38)	(B, B1)	08/15/17	6.750	75,890
					1,279,560
Electronics (1.1%)
350	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(CCC+, Caa1)	05/15/13	7.750	310,187
275	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/07 @ $105.12)	(B-, B2)	02/15/12	10.250	290,469
300	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)§	(B, Ba3)	03/01/16	8.125	296,625
350	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡	(B, Caa1)	01/15/16	11.250	365,750
					1,263,031
Energy - Exploration & Production (2.5%)
1,150	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)§	(BB, Ba2)	01/15/16	6.875	1,147,125
200	Comstock Resources, Inc., Senior Notes (Callable 03/01/08 @ $103.44)§	(B, B2)	03/01/12	6.875	190,250
100	El Paso Production Holding Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $103.88)	(B+, B1)	06/01/13	7.750	103,000
100	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	96,750
250	Forest Oil Corp., Global Senior Notes	(B+, B1)	12/15/11	8.000	260,000
275	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	286,000
275	Petrohawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/10 @ $104.56)‡	(B-, B3)	07/15/13	9.125	281,875
225	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(B, B1)	03/15/15	6.375	217,125
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, Ba2)	07/15/11	7.625	277,062
50	Whiting Petroleum Corp., Global Senior Subordinated Notes (Callable 05/01/08 @ $103.63)	(B, B1)	05/01/12	7.250	49,750
					2,908,937

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Environmental (1.1%)
$925	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B3)	04/15/14	7.375	$925,000
300	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC, Caa1)	04/15/14	9.500	309,000
					1,234,000
Food & Drug Retailers (1.7%)
325	Albertson's, Inc., Senior Notes	(B, B1)	05/01/13	7.250	328,990
300	Delhaize America, Inc., Global Company Guaranteed Notes	(BB+, Ba1)	04/15/11	8.125	324,500
400	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)	(CC, Caa3)	08/01/11	9.750	355,000
275	Ingles Markets, Inc., Global Company Guaranteed Notes (Callable 12/01/06 @ $104.44)	(B, B3)	12/01/11	8.875	288,062
325	Rite Aid Corp., Global Secured Notes (Callable 05/01/07 @ $104.06)	(B+, B2)	05/01/10	8.125	329,875
275	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B1)	06/15/12	8.125	278,438
					1,904,865
Food - Wholesale (0.9%)
188	Birds Eye Foods, Inc., Company Guaranteed Notes (Callable 11/20/06 @ $100.00)	(NR, B3)	11/01/08	11.875	188,940
250	National Beef Packing Company LLC, Global Senior Notes (Callable 08/01/07 @ $105.25)	(B-, Caa1)	08/01/11	10.500	261,250
275	Pinnacle Foods Holding Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $104.13)	(B-, B3)	12/01/13	8.250	277,063
350	Swift & Co., Global Senior Subordinated Notes (Callable 10/01/07 @ $103.13)	(CCC+, Caa1)	01/01/10	12.500	358,750
					1,086,003
Forestry & Paper (2.3%)
375	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)§	(B+, B2)	10/15/14	7.125	355,313
100	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/07 @ $107.31)	(B, B2)	03/15/10	9.750	99,750
425	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	433,500
275	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	283,938
425	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/12	10.000	447,312

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Forestry & Paper
$590	Smurfit-Stone Container, Global Senior Notes (Callable 02/01/07 @ $103.25)	(CCC+, B2)	07/01/12	8.375	$578,200
129	Smurfit-Stone Container, Global Senior Notes (Callable 12/29/06 @ $104.88)	(CCC+, B2)	02/01/11	9.750	133,676
300	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	306,000
					2,637,689
Gaming (4.2%)
525	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	508,594
675	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB-, Ba2)	11/15/19	7.250	675,000
200	Hard Rock Hotel, Inc., Global Notes (Callable 06/01/08 @ $104.44)	(B, B2)	06/01/13	8.875	216,000
250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	257,500
375	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)	(B-, B3)	11/15/10	12.000	403,125
275	Jacobs Entertainment, Inc., Rule 144A, Senior Notes (Callable 06/15/10 @ $104.88)‡	(B-, B3)	06/15/14	9.750	274,312
225	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	228,375
100	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)	(CCC+, Caa1)	01/15/11	9.750	92,000
375	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	10/01/09	6.000	372,187
150	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	09/15/10	8.500	159,563
400	MGM Mirage, Inc., Company Guaranteed Notes	(B+, B1)	02/01/11	8.375	417,500
300	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB, Ba2)	04/01/13	6.750	292,500
50	MGM Mirage, Inc., Global Senior Notes	(BB, Ba2)	09/01/12	6.750	48,750
275	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B-, Caa1)	06/01/15	8.500	270,531
328	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	349,320
325	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB-, B1)	12/01/14	6.625	320,125
					4,885,382
Gas Distribution (3.6%)
400	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(NR, B1)	05/20/16	7.125	397,000
700	El Paso Corp., Senior Notes	(B, B2)	05/15/11	7.000	714,000
950	El Paso Natural Gas Co., Global Senior Notes (Callable 08/01/07 @ $103.81)	(B+, Ba1)	08/01/10	7.625	985,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Gas Distribution
$600	El Paso Performance-Link, Rule 144A, Notes‡	(B+, B2)	07/15/11	7.750	$624,000
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	364,875
950	Williams Companies, Inc., Global Senior Unsecured Notes#	(BB-, Ba2)	03/15/12	8.125	1,023,625
75	Williams Companies, Inc., Rule 144A, Notes‡#	(BB-, Ba2)	10/01/10	7.372	77,156
					4,186,281
Health Services (6.2%)
125	Alderwoods Group, Inc., Global Company Guaranteed Notes (Callable 09/15/08 @ $103.88)	(B+, B3)	09/15/12	7.750	135,469
350	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B3)	03/15/15	7.250	350,000
375	Fisher Scientific International, Inc., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.38)	(BB+, Ba2)	08/15/14	6.750	383,906
950	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	757,625
450	HCA, Inc., Senior Unsecured Notes§	(B-, Caa1)	10/01/12	6.300	384,750
350	Healthsouth Corp., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.38)‡§	(CCC+, Caa1)	06/15/16	10.750	360,500
425	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(B-, B3)	06/15/14	8.750	412,781
75	Medquest, Inc., Series B, Global Company Guaranteed Notes (Callable 08/15/07 @ $105.94)	(CCC, Caa1)	08/15/12	11.875	63,000
425	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	425,531
350	Rural/Metro Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $104.94)	(CCC+, B3)	03/15/15	9.875	366,625
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	108,250
175	Service Corporation International, Rule 144A, Senior Notes‡	(BB-, B1)	10/01/14	7.375	180,688
175	Service Corporation International, Rule 144A, Senior Notes‡§	(BB-, B1)	10/01/18	7.625	180,688
175	Stewart Enterprises, Inc. Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	165,813
1,175	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	1,155,906
650	Triad Hospitals, Inc., Senior Subordinated Notes (Callable 11/15/08 @ $103.50)	(B+, B2)	11/15/13	7.000	635,375
500	Universal Hospital Services, Inc., Global Senior Notes (Callable 11/01/07 @ $105.06)	(B-, B3)	11/01/11	10.125	531,250

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Health Services
$250	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	$243,125
275	Ventas Realty LP, Company Guranteed Notes (Callable 04/01/12 @ $103.38)	(BB+, Ba2)	04/01/17	6.750	278,437
					7,119,719
Hotels (0.9%)
200	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	8.500	214,500
50	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)‡#	(B+, Ba3)	12/01/11	7.275	49,875
125	Host Hotels & Resorts LP, Rule 144A, Senior Notes (Callable 11/01/10 @ $103.44)‡	(BB, Ba1)	11/01/14	6.875	126,094
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	228,656
475	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	464,906
					1,084,031
Household & Leisure Products (0.4%)
225	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	234,562
175	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(B-, B3)	01/15/14	7.875	173,688
					408,250
Leisure (0.9%)
250	Bally Total Fitness Holding Corp., Global Senior Notes (Callable 07/15/07 @ $105.25)§	(CCC-, Caa1)	07/15/11	10.500	243,125
400	Six Flags, Inc., Global Senior Notes (Callable 02/01/07 @ $102.96)§	(CCC, Caa1)	02/01/10	8.875	390,000
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	368,000
					1,001,125
Machinery (0.5%)
575	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 08/01/07 @ $104.62)	(BB, Ba3)	08/01/11	9.250	613,094
Media - Broadcast (1.8%)
350	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/07 @ $103.88)	(B-, B1)	12/15/12	7.750	353,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Broadcast
$250	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	$265,000
275	Gray Television, Inc., Global Company Guaranteed Notes (Callable 12/15/06 @ $104.62)	(B-, B1)	12/15/11	9.250	289,094
375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.624	377,344
475	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+, Caa1)	04/01/13	0.000	411,468
400	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC-, Caa1)	01/15/14	8.750	346,000
					2,042,406
Media - Cable (5.6%)
275	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $103.92)	(CCC-, Caa3)	05/15/14	11.750	235,813
925	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC-, Caa2)	10/01/15	11.000	896,094
1,075	CCH II LLC, Senior Notes (Callable 09/15/08 @ $105.12)	(CCC-, Caa2)	09/15/10	10.250	1,115,312
100	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)§	(CCC-, Caa1)	11/15/13	8.750	102,250
425	Charter Communications Holdings LLC, Senior Discount Notes (Callable 04/01/07 @ $100.00)#§	(CCC-, Caa3)	04/01/11	9.920	374,000
700	CSC Holdings, Inc., Rule 144A, Senior Notes‡	(B+, B2)	04/15/12	6.750	693,875
500	CSC Holdings, Inc., Series B, Senior Notes§	(B+, B2)	04/01/11	7.625	506,875
100	DirecTV Holdings/Finance, Global Company Guaranteed Notes, (Callable 06/15/10 @ $103.19)	(BB-, Ba3)	06/15/15	6.375	96,250
475	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	459,562
500	EchoStar DBS Corp., Global Senior Notes	(BB-, Ba3)	10/01/11	6.375	496,250
300	GCI, Inc., Global Senior Notes (Callable 02/15/09 @ $103.63)	(B+, B1)	02/15/14	7.250	292,500
180	Insight Communications Company, Inc., Senior Discount Notes (Callable 02/15/07 @ $104.08)	(CCC+, B3)	02/15/11	12.250	190,350
20	Insight Midwest/Insight Capital Corp., Global Senior Notes (Callable 11/01/06 @ $103.50)	(B, B2)	11/01/10	10.500	20,750
560	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)§	(B, B3)	10/01/09	9.750	571,200

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Media - Cable
$125	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	$125,469
250	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/07 @ $101.97)§	(B, B3)	02/15/11	7.875	250,000
					6,426,550
Media - Services (0.5%)
350	Lamar Media Corp., Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $103.31)‡	(B, Ba3)	08/15/15	6.625	338,625
250	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+§	(B-, B2)	12/15/14	0.000	192,500
					531,125
Metal & Mining - Excluding Steel (1.2%)
350	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	365,750
275	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	284,625
100	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/15	6.375	102,207
600	Southern Copper Corp., Global Senior Notes	(BBB-, Baa2)	07/27/35	7.500	644,501
					1,397,083
Non-Food & Drug Retailers (3.2%)
300	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B2)	02/15/12	9.000	300,000
350	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 06/15/07 @ $104.50)§	(B, B3)	06/15/12	9.000	364,000
200	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(B, Caa1)	10/15/12	12.000	194,000
375	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)	(B-, B3)	06/01/12	8.375	339,375
350	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, B1)	10/01/12	8.000	364,875
375	General Nutrition Center, Global Senior Subordinated Notes (Callable 12/01/07 @ $104.25)	(CCC+, B3)	12/01/10	8.500	375,938
70	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡	(CCC, B2)	11/01/14	10.000	70,438
205	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡	(CCC, Caa1)	11/01/16	11.375	206,281

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Non-Food & Drug Retailers
$450	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	$494,437
553	PCA LLC, Global Senior Notesø	(NR, NR)	08/01/09	11.875	132,720
350	Rent-Way, Inc., Global Secured Notes	(NR, NR)	06/15/10	11.875	411,220
375	Stripes Acquisition LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31)‡	(B, B2)	12/15/13	10.625	408,750
					3,662,034
Office Equipment (1.0%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	257,813
825	Xerox Corp., Senior Notes (Callable 06/15/08 @ $103.81)	(BB+, Ba1)	06/15/13	7.625	866,250
					1,124,063
Oil Field Equipment & Services (0.6%)
100	Hanover Compressor Co., Company Guanteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	100,750
300	Parker Drilling Co., Global Senior Notes (Callable 10/01/08 @ $104.81)	(B-, B2)	10/01/13	9.625	327,750
250	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	259,375
					687,875
Oil Refining & Marketing (0.8%)
350	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)	(B+, B1)	10/01/11	6.625	347,375
400	Giant Industries, Inc., Company Guaranteed Notes (Callable 05/15/09 @ $104.00)	(B-, B2)	05/15/14	8.000	435,000
162	Giant Industries, Inc., Global Company Guaranteed Notes (Callable 05/15/07 @ $105.50)	(B-, B2)	05/15/12	11.000	175,770
					958,145
Packaging (3.0%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)	(BB, Ba1)	03/15/18	6.625	122,969
250	Berry Plastics Holding Corp., Rule 144A, Secured Notes (Callable 09/15/10 @ $104.44)‡	(CCC+, B2)	09/15/14	8.875	253,750
400	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	361,000
250	Covalence Specialty Materials Corp., Rule 144A, Senior Subordinated Notes (Callable 03/01/11 @ $105.13)‡	(CCC+, B3)	03/01/16	10.250	242,500

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Packaging
$230	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	$237,187
350	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	352,625
200	Intertape Polymer US, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25)	(CCC, Caa1)	08/01/14	8.500	181,000
325	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	336,375
300	Plastipak Holdings, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.25)‡	(B, B3)	12/15/15	8.500	312,000
750	Pliant Corp., Global Secured Notes (Callable 06/01/07 @ $105.56)	(CCC, Caa1)	09/01/09	11.125	735,000
375	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	318,750
					3,453,156
Pharmaceuticals (0.3%)
400	Athena Neurosciences Finance LLC, Company Guaranteed Notes	(B, B3)	02/21/08	7.250	402,000
Printing & Publishing (2.6%)
325	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/07 @ $100.00)	(CCC-, Caa2)	05/01/09	10.250	309,562
375	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)§	(CCC+, Caa1)	07/15/12	9.250	375,469
150	Cenveo Corp., Global Senior Subordinated Notes (Callable 12/01/08 @ $103.94)	(B-, B3)	12/01/13	7.875	142,500
250	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	219,063
25	Dex Media, Inc., Global Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	25,406
325	Houghton Mifflin Co., Global Senior Discount Notes (Callable 10/15/08 @ $105.75)+	(CCC+, Caa1)	10/15/13	0.000	294,937
200	Houghton Mifflin Co., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.94)§	(CCC+, B3)	02/01/13	9.875	215,250
800	R.H. Donnelley Corp., Series A-1, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	757,000
100	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	94,625

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Printing & Publishing
$200	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	$207,250
325	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/07 @ $102.72)§	(CCC, Caa1)	06/15/09	10.875	325,000
					2,966,062
Railroads (0.1%)
150	Kansas City Southern Railway, Global Company Guaranteed Notes	(B-, B3)	10/01/08	9.500	158,438
Restaurants (1.0%)
100	Buffets, Inc., Global Senior Subordinated Notes (Callable 07/15/07 @ $103.75)	(CCC, B3)	07/15/10	11.250	106,250
300	Buffets, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/10 @ $106.25)‡	(CCC, Caa1)	11/01/14	12.500	303,000
375	Denny's Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+, Caa1)	10/01/12	10.000	391,875
330	Sbarro, Inc., Company Guaranteed Notes (Callable 09/15/07 @ $100.00)	(CCC+, Caa1)	09/15/09	11.000	337,425
					1,138,550
Software/Services (1.2%)
505	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.56)	(B-, Caa1)	08/15/13	9.125	526,463
325	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	342,063
535	UGS Capital Corp. II, Rule 144A, Senior Notes (Callable 12/01/06 @ $100.00)‡#	(B-, Caa1)	06/01/11	10.380	555,062
					1,423,588
Steel Producers/Products (1.0%)
500	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/07 @ $103.88)§	(B+, B2)	06/15/12	7.750	502,500
325	International Steel Group, Inc., Global Senior Notes	(BBB-, Ba1)	04/15/14	6.500	326,625
300	RathGibson, Inc., Rule 144A, Senior Notes (Callable 02/15/10 @ $105.62)‡	(B-, B3)	02/15/14	11.250	313,500
0	WCI Steel Acquisition, Inc., Senior Notes[1]	(NR, NR)	05/01/16	8.000	322
1,000	WCI Steel Escrowø	(NR, NR)	12/10/04	10.000	32,900
					1,175,847
Support-Services (4.1%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	404,000
125	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	132,188

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Support-Services
$175	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/08 @ $103.00)‡#	(BB-, Ba3)	05/15/14	7.550	$171,938
100	Avis Budget Car Rental, Rule 144A, Senior Notes (Callable 05/15/10 @ $103.81)‡	(BB-, Ba3)	05/15/14	7.625	98,250
400	Brand Services, Inc., Global Company Guaranteed Notes (Callable 10/15/07 @ $106.00)	(CCC+, Caa1)	10/15/12	12.000	447,512
250	Corrections Corporation of America, Senior Notes, (Callable 05/01/07 @ $103.75)	(BB-, Ba3)	05/01/11	7.500	256,875
150	Education Management LLC, Rule 144A, Senior Notes (Callable 06/01/10 @ $104.38)‡	(CCC+, B2)	06/01/14	8.750	154,500
175	Education Management LLC, Rule 144A, Senior Subordinated Notes (Callable 06/01/11 @ $105.13)‡	(CCC+, Caa1)	06/01/16	10.250	182,438
500	Hertz Corp., Rule 144A, Senior Notes (Callable 01/01/10 @ $104.44)‡	(B, B1)	01/01/14	8.875	525,000
400	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	382,000
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/07 @ $105.34)+	(CCC+, Caa1)	05/15/13	0.000	226,875
225	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/07 @ $104.81)§	(CCC+, B3)	05/15/12	9.625	230,906
200	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	208,250
350	Travelport, Inc., Rule 144A, Senior Notes (Callable 09/01/10 @ $104.94)‡§	(B-, Caa1)	09/01/14	9.875	346,937
600	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)§	(B, B3)	02/15/14	7.000	577,500
375	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B3)	10/01/15	8.500	389,062
					4,734,231
Telecom - Fixed Line (0.9%)
775	Level 3 Communications, Inc. Convertible Notes§	(CCC-, Caa3)	03/15/10	6.000	705,250
275	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	291,500
					996,750
Telecom - Integrated/Services (4.5%)
300	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)§	(B-, B2)	01/15/14	8.375	307,500
650	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	637,000
200	Hawaiian Telcom Communications, Inc., Global Company Guaranteed Notes (Callable 05/01/09 @ $104.88)§	(CCC+, B3)	05/01/13	9.750	208,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Telecom - Integrated/Services
$175	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC+, B3)	05/01/15	12.500	$187,688
350	Hughes Network Systems LLC, Rule 144A, Senior Notes (Callable 04/15/10 @ $104.75)‡	(B-, B1)	04/15/14	9.500	364,000
225	LCI International, Inc., Senior Notes	(NR, NR)	06/15/07	7.250	226,125
250	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC-, B2)	11/01/14	9.250	252,812
600	PanAmSat Corp., Global Company Guaranteed Notes (Callable 08/15/09 @ $104.50)	(B, B2)	08/15/14	9.000	630,000
825	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B, B2)	02/15/11	7.250	841,500
525	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, B2)	02/15/14	7.500	538,125
400	Qwest Corp., Global Senior Notes	(BB, Ba1)	06/15/15	7.625	423,000
150	Windstream Corp., Rule 144A, Senior Notes‡§	(BB-, Ba3)	08/01/13	8.125	160,875
350	Windstream Corp., Rule 144A, Senior Notes (Callable 08/01/11 @ $104.31)‡	(BB-, Ba3)	08/01/16	8.625	379,312
					5,155,937
Telecom - Wireless (2.6%)
125	American Cellular Corp., Series B, Global Senior Notes (Callable 08/01/07 @ $105.00)	(CCC, B3)	08/01/11	10.000	131,875
575	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC, B2)	06/15/13	10.125	619,562
325	Cricket Communications, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.69)‡§	(CCC, Caa2)	11/01/14	9.375	333,125
265	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(CCC, B1)	11/01/12	9.875	287,525
275	Dobson Communications Corp., Global Senior Notes (Callable 10/01/08 @ $104.44)§	(CCC, Caa2)	10/01/13	8.875	276,375
250	Horizon PCS, Inc., Global Company Guaranteed Notes (Callable 07/15/08 @ $105.69)	(B-, B3)	07/15/12	11.375	281,875
300	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa2)	11/01/14	9.250	304,125
175	Rural Cellular Corp., Global Senior Notes (Callable 08/01/07 @ $104.94)§	(CCC, B3)	02/01/10	9.875	184,625
250	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 01/15/07 @ $103.25)	(CCC, Caa2)	01/15/10	9.750	254,375
350	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	334,250
					3,007,712

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS
Textiles & Apparel (0.7%)
$300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B-, B3)	01/15/15	9.750	$319,500
200	Levi Strauss & Co., Global Senior Notes (Callable 12/15/07 @ $106.13)	(B-, B3)	12/15/12	12.250	224,000
225	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.63)§	(BB, B1)	02/15/11	7.250	227,813
					771,313
Theaters & Entertainment (0.7%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 02/01/07 @ $104.94)	(CCC+, B3)	02/01/12	9.875	155,813
350	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B3)	03/01/14	8.000	337,312
100	Cinemark USA, Inc., Global Senior Subordinated Notes (Callable 02/01/08 @ $104.50)	(CCC+, B2)	02/01/13	9.000	104,625
250	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+§	(CCC+, B3)	03/15/14	0.000	204,688
					802,438
Tobacco (0.3%)
350	Reynolds American, Inc., Rule 144A, Secured Notes‡	(BB, Ba3)	06/01/13	7.250	365,877
Transportation - Excluding Air/Rail (0.6%)
162	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(CCC+, Caa1)	04/01/13	0.000	147,015
500	Overseas Shipholding Group, Inc., Global Senior Notes (Callable 03/15/08 @ $104.12)	(BB+, Ba1)	03/15/13	8.250	527,500
					674,515
TOTAL CORPORATE BONDS (Cost $100,575,938)					102,585,237
FOREIGN BONDS (8.5%)
Chemicals (0.8%)
325	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(B-, B2)	08/15/15	8.375	331,500
350	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(B-, B2)	02/15/16	8.500	338,625
276	Rhodia SA, Global Senior Notes (France)§	(B-, B2)	06/01/10	10.250	313,950
					984,075
Diversified Capital Goods (0.3%)
275	Sensata Technologies BV, Rule 144A, Senior Subordinated Notes (Callable 05/01/11 @ $104.50) (Netherlands)‡	(B-, Caa1)	05/01/16	9.000	355,823

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Electronics (1.0%)
$175	Avago Technologies Finance, Rule 144A, Senior Notes (Callable 12/01/09 @ $105.06) (Singapore)‡	(B, B2)	12/01/13	10.125	$186,375
300	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)§	(B, B2)	07/01/11	7.875	304,500
125	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (South Korea)§	(B-, B3)	12/15/14	8.000	75,000
300	NXP BV/NXP Funding LLC, Rule 144A, Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)‡	(BB+, Ba2)	10/15/14	7.875	306,000
275	STATS ChipPAC, Ltd., Global Company Guaranteed Notes (Callable 11/15/08 @ $103.38) (Singapore)§	(BB, Ba2)	11/15/11	6.750	268,125
					1,140,000
Food & Drug Retailers (0.3%)
300	Jean Coutu Group PJC, Inc., Global Senior Subordinated Notes (Callable 08/01/09 @ $104.25) (Canada)§	(B-, Caa2)	08/01/14	8.500	295,875
Forestry & Paper (1.1%)
250	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B+, B2)	06/15/11	7.750	224,375
1	Ainsworth Lumber Company, Ltd., Yankee Senior Notes (Canada)	(B+, NR)	07/15/07	12.500	521
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B+, B2)	11/15/11	7.950	312,000
575	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)	(B-, B3)	10/01/12	9.625	611,656
130	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Callable 06/30/07 @ $100.00) (Canada)§	(CCC-, Ca)	06/30/09	8.625	76,050
					1,224,602
Leisure (0.3%)
300	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	294,000
Media - Cable (1.4%)
275	Kabel Deutschland GmbH, Rule 144A, Senior Notes (Callable 07/01/09 @ $105.31) (Germany)‡	(B-, B2)	07/01/14	10.625	298,719
300	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	316,875
250	Ono Finance PLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/09 @ $105.25) (United Kingdom)‡	(CCC+, B3)	05/15/14	10.500	347,805
250	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	317,492
350	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	336,000
					1,616,891

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN BONDS
Metal & Mining - Excluding Steel (0.0%)
$350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)ø^	(NR, NR)	02/01/08	10.750	$0
Packaging (0.3%)
250	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ $103.94) (Germany)‡	(B-, Caa1)	03/01/15	7.875	323,874
Pharmaceuticals (0.1%)
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B, B3)	11/15/11	7.750	148,125
Support-Services (0.3%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	360,500
Telecom - Integrated/Services (1.8%)
175	Global Crossing UK Finance PLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	189,000
250	Hellas Telecom V, Rule 144A, Secured Notes (Callable 10/15/07 @ $101.00) (Luxembourg)‡#	(B, B1)	10/15/12	6.994	327,065
325	Intelsat, Ltd., Global Senior Notes (Callable 01/15/09 @ $104.13) (Bermuda)#	(B+, B2)	01/15/13	8.250	332,719
700	Intelsat, Ltd., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.62) (Bermuda)‡	(B, Caa1)	06/15/16	11.250	765,625
350	Nordic Telephone Co. Holdings, Rule 144A, Notes (Callable 05/01/07 @ $102.00) (Denmark)‡#	(B, B2)	05/01/16	8.649	466,825
					2,081,234
Telecom - Wireless (0.1%)
125	Rogers Wireless Communications, Inc., Global Secured Notes (Canada)	(BB+, Ba2)	05/01/11	9.625	142,188
Telecommunication Equipment (0.1%)
150	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.624	155,625
Textiles & Apparel (0.2%)
150	IT Holdings Finance SA, Rule 144A, Senior Notes (Luxembourg)‡	(CCC+, Caa1)	11/15/12	9.875	187,863
Transportation - Excluding Air/Rail (0.4%)
450	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB-, Ba3)	12/01/16	7.000	430,312
TOTAL FOREIGN BONDS (Cost $9,706,323)					9,740,987

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Schedule of Investments (continued)

October 31, 2006

Number of Shares		Value
COMMON STOCKS (0.8%)
Chemicals (0.2%)
9,785	Huntsman Corp.*	$168,987
Electric - Integrated (0.2%)
9,599	Mirant Corp.*	283,842
Food - Wholesale (0.3%)
352	Crunch Equity Holding LLC, Class A*	351,968
Steel Producers/Products (0.1%)
5,942	WCI Steel Acquisition, Inc.*	163,405
TOTAL COMMON STOCKS (Cost $767,199)		968,202
WARRANTS (0.0%)
Chemicals (0.0%)
155	AGY Holding Corp., strike price $0.01 expires 01/01/10^*	2
Telecom - Fixed Line (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10‡^*	0
TOTAL WARRANTS (Cost $2,502)		2
SHORT-TERM INVESTMENT (21.8%)
25,144,835	State Street Navigator Prime Portfolio§§ (Cost $25,144,835)	25,144,835
TOTAL INVESTMENTS AT VALUE (120.0%) (Cost $136,196,797)		138,439,263
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.0%)		(23,078,746)
NET ASSETS (100.0%)		$115,360,517

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of the McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2006, these securities amounted to a value of $21,172,383 or 18.4% of net assets.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations — The interest rate shown is the rate as of October 31, 2006.

+  Step Bond — The interest rate stated is as of October 31, 2006 and will reset at a future date.

ø  Bond is currently in default.

*  Non-income producing security.

1  Par value of security held is less than $1,000.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statement of Assets and Liabilities

October 31, 2006

Assets
Investments at value, including collateral for securities on loan of $25,144,835 (Cost $136,196,797) (Note 2)	$138,439,263[1]
Interest receivable	2,519,359
Receivable for investments sold	2,322,389
Receivable for fund shares sold	366,608
Unrealized appreciaiton on forward currency contracts (Note 2)	15,367
Prepaid expenses and other assets	29,496
Total Assets	143,692,482
Liabilities
Advisory fee payable (Note 3)	44,633
Administrative services fee payable (Note 3)	22,861
Distribution fee payable (Note 3)	61,208
Payable upon return of securities loaned (Note 2)	25,144,835
Payable for investments purchased	1,186,325
Due to custodian	1,117,246
Dividend payable	377,511
Payable for fund shares redeemed	311,707
Trustees' fee payable	7,646
Unrealized depreciation on forward currency contracts (Note 2)	500
Other accrued expenses payable	57,493
Total Liabilities	28,331,965
Net Assets
Capital stock, $0.001 par value (Note 6)	14,724
Paid-in capital (Note 6)	112,457,388
Undistributed net investment income	134,538
Accumulated net realized gain on investments and foreign currency transactions	496,239
Net unrealized appreciation from investments and foreign currency translations	2,257,628
Net Assets	$115,360,517
Common Shares
Net assets	$530,207
Shares outstanding	67,844
Net asset value, offering price, and redemption price per share	$7.82
A Shares
Net assets	$53,928,925
Shares outstanding	6,880,254
Net asset value and redemption price per share	$7.84
Maximum offering price per share (net asset value/(1-4.75%))	$8.23
B Shares
Net assets	$22,787,433
Shares outstanding	2,911,567
Net asset value and offering price per share	$7.83
C Shares
Net assets	$38,113,952
Shares outstanding	4,863,859
Net asset value and offering price per share	$7.84

1  Including $24,633,228 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statement of Operations

For the Year Ended October 31, 2006

Investment Income (Note 2)
Interest	$11,383,840
Dividends	86,990
Securities lending	175,853
Total investment income	11,646,683
Expenses
Investment advisory fees (Note 3)	856,210
Administrative services fees (Note 3)	257,788
Distribution fees (Note 3)
Class A	150,106
Class B	259,320
Class C	447,252
Transfer agent fees	53,373
Registration fees	49,592
Legal fees	38,699
Printing fees (Note 3)	30,633
Audit and tax fees	29,833
Custodian fees	21,028
Trustees' fees	13,381
Insurance expense	10,864
Interest expense (Note 4)	9,978
Commitment fees (Note 4)	3,397
Miscellaneous expense	15,678
Total expenses	2,247,132
Less: fees waived (Note 3)	(274,897)
Net expenses	1,972,235
Net investment income	9,674,448
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized gain from investments	1,491,322
Net realized loss on foreign currency transactions	(55,538)
Net change in unrealized appreciation (depreciation) from investments	213,810
Net change in unrealized appreciation (depreciation) from foreign currency translations	15,162
Net realized and unrealized gain from investments and foreign currency related items	1,664,756
Net increase in net assets resulting from operations	$11,339,204

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Statements of Changes in Net Assets

	For the Year Ended October 31, 2006	For the Year Ended October 31, 2005
From Operations
Net investment income	$9,674,448	$16,173,945
Net realized gain from investments and foreign currency transactions	1,435,784	4,534,975
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	228,972	(15,108,927)
Net increase in net assets resulting from operations	11,339,204	5,599,993
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(44,533)	(64,845)
Class A shares	(4,779,208)	(8,989,785)
Class B shares	(1,852,857)	(2,732,419)
Class C shares	(3,197,863)	(5,422,674)
Distributions from net realized gains
Common Class Shares	(15,215)	(15,883)
Class A Shares	(1,915,908)	(2,045,433)
Class B Shares	(804,284)	(635,285)
Class C Shares	(1,403,618)	(1,398,027)
Net decrease in net assets resulting from dividends and distributions	(14,013,486)	(21,304,351)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	20,286,791	60,350,750
Reinvestment of dividends and distributions	6,821,779	9,351,473
Net asset value of shares redeemed	(63,719,500)	(168,175,592)
Net decrease in net assets resulting from capital share transactions	(36,610,930)	(98,473,369)
Net decrease in net assets	(39,285,212)	(114,177,727)
Net Assets
Beginning of year	154,645,729	268,823,456
End of year	$115,360,517	$154,645,729
Undistributed net investment income/(loss)	$134,538	$(500,151)

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Common Class Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$7.95	$8.53	$8.27	$7.19	$7.96
INVESTMENT OPERATIONS
Net investment income	0.62[1]	0.67[1]	0.71	0.70	0.72[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.11	(0.42)	0.27	1.08	(0.74)
Total from investment operations	0.73	0.25	0.98	1.78	(0.02)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.64)	(0.70)	(0.72)	(0.70)	(0.75)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.86)	(0.83)	(0.72)	(0.70)	(0.75)
Net asset value, end of year	$7.82	$7.95	$8.53	$8.27	$7.19
Total return[2]	9.77%	3.02%	12.37%	25.49%	(0.60)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$530	$549	$1,081	$1,029	$1,324
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	1.10%	1.10%
Ratio of net investment income to average net assets	8.01%	8.10%	8.46%	8.97%	9.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%	0.10%	0.05%	0.14%	2.04%
Portfolio turnover rate	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$7.97	$8.55	$8.29	$7.21	$7.98
INVESTMENT OPERATIONS
Net investment income	0.60[1]	0.65[1]	0.69	0.73	0.72[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.11	(0.42)	0.27	1.05	(0.74)
Total from investment operations	0.71	0.23	0.96	1.78	(0.02)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.62)	(0.68)	(0.70)	(0.70)	(0.75)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.84)	(0.81)	(0.70)	(0.70)	(0.75)
Net asset value, end of year	$7.84	$7.97	$8.55	$8.29	$7.21
Total return[2]	9.46%	2.75%	12.09%	25.44%	(0.56)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$53,929	$71,651	$131,699	$134,123	$9,390
Ratio of expenses to average net assets	1.10%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	7.76%	7.85%	8.21%	8.58%	9.16%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%	0.10%	0.05%	0.14%	1.97%
Portfolio turnover rate	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class B Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$7.95	$8.52	$8.27	$7.19	$7.96
INVESTMENT OPERATIONS
Net investment income	0.55[1]	0.59[1]	0.63	0.65	0.65[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.10	(0.42)	0.26	1.07	(0.73)
Total from investment operations	0.65	0.17	0.89	1.72	(0.08)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.55)	(0.61)	(0.64)	(0.64)	(0.69)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.77)	(0.74)	(0.64)	(0.64)	(0.69)
Net asset value, end of year	$7.83	$7.95	$8.52	$8.27	$7.19
Total return[2]	8.72%	1.91%	11.13%	24.55%	(1.36)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$22,787	$29,992	$43,077	$42,536	$2,860
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.01%	7.10%	7.46%	7.87%	8.35%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%	0.10%	0.05%	0.14%	1.97%
Portfolio turnover rate	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Financial Highlights

(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2006	2005	2004	2003	2002
Per share data
Net asset value, beginning of year	$7.96	$8.54	$8.28	$7.20	$7.96
INVESTMENT OPERATIONS
Net investment income	0.55[1]	0.59[1]	0.63	0.64	0.61[1]
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	0.10	(0.42)	0.27	1.08	(0.68)
Total from investment operations	0.65	0.17	0.90	1.72	(0.07)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.55)	(0.62)	(0.64)	(0.64)	(0.69)
Distributions from net realized gains	(0.22)	(0.13)	—	—	—
Total dividends and distributions	(0.77)	(0.75)	(0.64)	(0.64)	(0.69)
Net asset value, end of year	$7.84	$7.96	$8.54	$8.28	$7.20
Total return[2]	8.72%	1.91%	11.26%	24.54%	(1.22)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$38,114	$52,454	$92,967	$94,255	$6,545
Ratio of expenses to average net assets	1.85%	1.85%	1.85%	1.85%	1.85%
Ratio of net investment income to average net assets	7.01%	7.10%	7.46%	7.86%	8.03%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.21%	0.10%	0.05%	0.14%	2.61%
Portfolio turnover rate	63%	38%	16%	20%	86%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

See Accompanying Notes to Financial Statements.

Credit Suisse High Income Fund

Notes to Financial Statements

October 31, 2006

Note 1. Organization

Credit Suisse High Income Fund (the "Fund"), a portfolio of the Credit Suisse Opportunity Funds (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund is authorized to offer four Classes of shares: Common Class, Class A shares, Class B shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Effective December 12, 2001, Common Class shares closed to new investments, except for reinvestments of dividends. Common Class shareholders may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, shareholders can redeem their Common Class shares through any available method. Class A shares are sold subject to a front-end sales charge up to 4.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to have the Fund continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

F) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

G) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

H) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At October 31, 2006, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contracts	Expiration Date	Foreign Currency To Be Purchased/(Sold)	Contract Amount	Contract Value	Unrealized Gain (Loss)
European Economic Unit	12/27/06	€450,000	$576,553	$576,053	$(500)
European Economic Unit	12/27/06	€(2,300,000)	(2,959,640)	(2,944,273)	15,367
			$(2,383,087)	$(2,368,220)	$14,867

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

I) TBA PURCHASE COMMITMENTS — The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described above under "Security Valuation".

J) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from the securities lending activities. During the year ended October 31, 2006, total earnings from the Fund's investment in cash collateral received in connection with security lending arrangements was $1,434,723, of which $1,201,091 was rebated to borrowers (brokers). The Fund retained $175,853 in income from the cash collateral investment and SSB, as lending agent, was paid $57,779. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

K) OTHER — Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 2. Significant Accounting Policies

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent the Fund invests in junk bonds) the Fund's net asset value.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.70% of the Fund's average daily net assets less than or equal to $100 million and 0.50% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2006, investment advisory fees earned and voluntarily waived were $856,210 and $274,897, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the fiscal year ended October 31, 2006. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of the Fund's average daily net assets. For the year ended October 31, 2006, co-administrative services fees earned by CSAMSI were $131,242. Effective December 1, 2006, the co-administration fee was reduced to an annual rate of 0.09%.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2006, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $126,546.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. CSAMSI is currently paid at the annual rate of 0.25% of the average daily net assets of the Class A shares. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of the average daily net assets.

For the year ended October 31, 2006, CSAMSI and its affiliates advised the Fund that they retained $4,143 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2006, Merrill was paid $371 for its services to the Fund.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At October 31, 2006, the Fund had no loans outstanding under the Credit Facility. During the year ended October 31, 2006, the Fund had borrowings under the Credit Facility as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$1,579,512	5.193%	$3,381,000

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2006, purchases and sales of investment securities (excluding short-term investments) were $80,972,561 and $122,065,985, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares issued in reinvestment of dividends and distributions	7,395	$57,454	8,813	$73,187
Shares redeemed	(8,597)	(66,582)	(66,457)	(543,991)
Net decrease	(1,202)	$(9,128)	(57,644)	$(470,804)

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

	Class A
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	1,809,160	$14,155,825	5,273,064	$44,008,176
Shares issued in reinvestment of dividends and distributions	613,718	4,783,876	830,765	6,914,718
Shares redeemed	(4,536,117)	(35,408,900)	(12,517,568)	(103,132,963)
Net decrease	(2,113,239)	$(16,469,199)	(6,413,739)	$(52,210,069)
	Class B
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	220,954	$1,717,447	323,075	$2,685,673
Shares issued in reinvestment of dividends and distributions	90,191	701,997	96,071	795,984
Shares redeemed	(1,171,993)	(9,117,797)	(1,699,939)	(14,008,822)
Net decrease	(860,848)	$(6,698,353)	(1,280,793)	$(10,527,165)
	Class C
	For the Year Ended October 31, 2006		For the Year Ended October 31, 2005
	Shares	Value	Shares	Value
Shares sold	566,519	$4,413,519	1,630,042	$13,656,901
Shares issued in reinvestment of dividends and distributions	164,047	1,278,452	188,597	1,567,584
Shares redeemed	(2,456,305)	(19,126,221)	(6,121,309)	(50,489,816)
Net decrease	(1,725,739)	$(13,434,250)	(4,302,670)	$(35,265,331)

Effective March 1, 2007, the Fund will impose a 2% redemption fee on all classes of shares currently being offered that are purchased on or after March 1, 2007 and redeemed or exchanged within 30 days from the date of purchase. Reinvested dividends and distributions are not subject to the fee. The fee is charged based on the value of shares at redemption, is paid directly to the Fund and becomes part of the Fund's daily net asset value calculation. When shares are redeemed that are subject to the fee, reinvested dividends are redeemed first, followed by the shares held longest.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 6. Capital Share Transactions

On October 31, 2006, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	4	86%
Class A	4	60%
Class B	1	52%
Class C	1	55%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended October 31, 2006 and 2005 by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2006	2005	2006	2005
$9,874,461	$17,449,559	$4,139,025	$3,854,792

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred on wash sales and income from defaulted bonds. At October 31, 2006, the components of distributable earnings on a tax basis for the Fund were as follows:

Undistributed net investment income	$375,632
Accumulated net realized gain	516,068
Unrealized appreciation	1,996,705
$2,888,405

At October 31, 2006, the Fund had no capital loss carryforwards available to offset possible future capital gains.

At October 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $136,442,854, $3,661,812, ($1,665,403) and $1,996,409, respectively.

Credit Suisse High Income Fund

Notes to Financial Statements (continued)

October 31, 2006

Note 7. Federal Income Taxes

At October 31, 2006, the Fund reclassified $834,702 from accumulated net realized gain from investments to undistributed net investment loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and defaulted bonds. Net assets were not affected by these reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years.

At this time, management is evaluating the implications of FIN 48 and FAS 157 and their impact on the financial statements has not yet been determined.

Credit Suisse High Income Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
Credit Suisse High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse High Income Fund (the "Fund") at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
December 18, 2006

Credit Suisse High Income Fund

Information Concerning Trustees and Officers (unaudited)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/02/41	Trustee, Nominating Committee Member and Audit Committee Chairman	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	42	Director of The Adams Express Company (a closed-end investment company); Director of Petroleum and Resources Corporation (a closed-end investment company).

Richard H. Francis c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 04/23/32	Trustee, Nominating and Audit Committee Member	Since 2001	Currently retired	36	None

Jeffrey E. Garten Box 208200 New Haven, Connecticut 06520-8200 Date of Birth: 10/29/46	Trustee, Nominating and Audit Committee Member	Since 2001	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	35	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Trustee and Officer serves until his or her respective successor has been duly elected and qualified.

Credit Suisse High Income Fund

Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees

Peter F. Krogh 301 ICC Georgetown University Washington, DC 20057 Date of Birth: 02/11/37	Trustee, Nominating and Audit Committee Member	Since 2000	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	35	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 40 East 52nd Street New York, New York 10022 Date of Birth: 07/10/48	Chairman of the Board of Trustees, Nominating Committee Chairman and Audit Committee Member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Transition Adviser to SunGard Securities Finance, Inc. from February 2002 to July 2002; President of SunGard Securities Finance, Inc. from 2001 to February 2002; President of Loanet, Inc. (on-line accounting service) from 1997 to 2001.	42	Director of Presstek, Inc. (digital imaging technologies company); Director of Wood Resources, LLC. (plywood manufacturing company).

Interested Trustee

Michael E. Kenneally[2] c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 Date of Birth: 03/30/54	Trustee	Since 2004	Chairman and Global Chief Executive Officer of Credit Suisse from March 2003 to July 2005; Chairman and Chief Investment Officer of Banc of America Capital Management from 1998 to March 2003.	35	None

2  Mr. Kenneally is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of Credit Suisse within the last two fiscal years.

Credit Suisse High Income Fund

Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address and Date of Birth	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

Steven B. Plump Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 02/08/59	Chief Executive Officer and President	Since 2005	Managing Director; Associated with Credit Suisse or its predecessor since 1995; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 11/15/59	Chief Financial Officer	Since 2001	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 09/21/66	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 10/13/67	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Robert Rizza Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 Date of Birth: 12/09/65	Treasurer	Since 2006	Vice President of Credit Suisse; Associated with Credit Suisse since 1998; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse High Income Fund

Tax Information Letter

October 31, 2006 (unaudited)

Important Tax Information for Shareholders

For the fiscal year ended October 31, 2006, the Fund designates approximately $85,169, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2006, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended October 31, 2006, the Fund declared $4,139,025 in dividends that were designated as long-term capital gains dividends.

Credit Suisse High Income Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

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P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.  HI-AR-1006

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2006. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2006.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has three audit committee financial experts serving on its audit committee: Enrique R. Arzac, Richard H. Francis and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit Fees	$28,730	$24,073

Audit-Related Fees[1]	$3,150	$3,245

Tax Fees[2]	$2,439	$2,515

All Other Fees	--	--

Total	$34,319	$29,833

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,150 for 2005 and $3,245 for 2006).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006.

	2005	2006

Audit-Related Fees	N/A	N/A

2

Tax Fees	N/A	N/A

All Other Fees	$394,000	N/A

Total	$394,000	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

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The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended October 31, 2005 and October 31, 2006:

	2005	2006

Audit-Related Fees	N/A	N/A

Tax Fees	N/A	N/A

All Other Fees	N/A	N/A

Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended October 31, 2005 and October 31, 2006 were $5,589 and $5,760, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

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Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven B. Plump
Name:	Steven B. Plump
Title:	Chief Executive Officer
Date:	December 29, 2006

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	December 29, 2006

6